UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-05

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC        11-7-2005
      -----------------------        -----------------        ---------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total:  $   105,470
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                            SCHALLER INVESTMENT GROUP
                                    FORM 13F
                               September 30, 2005

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autozone                       COM              053332102     8735   104920 SH       Sole                   104920
Berkshire Hathway CL B         COM              084670207    15741     5764 SH       Sole                     5764
Carmax                         COM              143130102     6148   196600 SH       Sole                   196600
CitiGroup                      COM              172967101      455    10000 SH       Sole                    10000
Commerce Bancorp               COM              200519106     9427   307180 SH       Sole                   307180
Echostar                       COM              278762109    13824   467515 SH       Sole                   467515
Fastenal                       COM              311900104     4276    70000 SH       Sole                    70000
Gillette                       COM              375766102      754    12950 SH       Sole                    12950
Golden West Financial          COM              381317106     9591   161500 SH       Sole                   161500
Health Management              COM              421933102     3076   131050 SH       Sole                   131050
Homefed Corp                   COM              43739D307     4062    70027 SH       Sole                    70027
Idexx Laboratories             COM              45168D104     7414   110855 SH       Sole                   110855
International Speedway         COM              460335201     5890   112259 SH       Sole                   112259
J.P. Morgan Chase              COM              46625H100      309     9120 SH       Sole                     9120
Leucadia National              COM              527288104     8072   187275 SH       Sole                   187275
Mohawk Industries              COM              608190104     2809    35000 SH       Sole                    35000
Overstock Com Inc              COM              690370101     1150    30000 SH       Sole                    30000
W Hldg Co                      COM              929251106      239    25000 SH       Sole                    25000
Walgreen                       COM              931422109     1294    29775 SH       Sole                    29775
Washington Post                COM              939640108     2203     2745 SH       Sole                     2745